LEGG MASON
                               CASH RESERVE TRUST
                               ------------------

             Investing in money market instruments for stability of principal and current income consistent with stability of principal.

                          PROSPECTUS     December 20, 2000


                                [GRAPHIC OMITTED]


As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the fund:
---------------

                1          Investment objective
                2          Principal risks
                3          Performance
                4          Fees and expenses of the fund
                5          Management



About your investment:
----------------------

               6           How to invest
               7           How to sell your shares
               8           Account policies
               9           Services for investors
              10           Distributions and taxes
              11           Financial highlights

LEGG MASON CASH RESERVE TRUST
[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------

The fund seeks to achieve stability of principal and current income consistent with stability of principal. There is no guarantee that the fund will achieve its objective.

The fund is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the fund adheres to the following practices:

o    it buys money market securities maturing in 397 days or less

o it maintains a dollar-weighted average portfolio maturity of 90 days or less

o it buys only high-quality money market securities determined by the investment adviser to present minimal credit risk

High-quality money market securities in which the fund may invest include, but are not limited to:

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o securities representing deposits at domestic and foreign banks and savings and loan institutions. The fund may at times invest greater than 25% of its assets in such bank securities. These banks and institutions must have capital surplus and undivided profits of over $100,000,000 or the principal amount of the instruments must be insured by the Federal Deposit Insurance Corporation

o commercial paper rated A-1 by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Investors Service, Inc. ("Fitch") and unrated commercial paper that the adviser determines to be of comparable quality

o corporate bonds rated AAA or AA by S&P or Aaa or Aa by Moody's, and unrated bonds that the adviser determines to be of comparable quality in every case having a remaining maturity of 397 days or less

o    U.S. dollar-denominated securities of foreign issuers

o asset-backed securities - i.e., securities that represent an interest in a pool of assets, such as credit card receivables or car loan receivables

o    repurchase agreements

o variable and floating rate securities - i.e., securities whose interest rates change at specified intervals so they approximately equal current market rates

[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------

In general:

As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

Interest rate risk:

The possibility that the market prices of the fund's investments may decline due to an increase in interest rates.

Credit risk:

The risk that any of the fund's holdings could have its credit rating downgraded or could default. Credit ratings measure an issuer's ability to make timely principal and interest payments. Generally, the fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinions of the private companies (such as S&P) that rate companies or their securities; they are not guarantees.

Other risks:

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk and regulatory developments relating to the banking industry. The bank securities in which the fund may invest typically are not insured by the federal government.

Investments in Eurodollar certificates of deposit also pose certain risks of investing overseas, such as unfavorable economic or political developments, imposition of taxes, payment restrictions or, in extreme cases, seizure of deposits.

[GRAPHIC OMITTED]
PERFORMANCE
-----------

The information below provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions, if any. Historical performance of the fund does not necessarily indicate what will happen in the future.

Year by year total return as of December 31 of each year (%)

1999     4.51
1998     4.84
1997     4.90
1996     4.80
1995     5.32
1994     3.66
1993     2.78
1992     3.47
1991     5.83
1990     7.73

                       DURING THE PAST TEN CALENDAR YEARS:

                          Quarter Ended                Total Return
                          -------------                ------------

Best quarter:             June 30, 1990                   1.91%
Worst quarter:            June 30, 1993                   0.68%


The fund's year-to-date return as of September 30, 2000 was 4.23% (not annualized). For the fund's current yield, call toll-free 1-800-822-5544.

                          Average Annual Total Returns
                            as of December 31, 1999:

                             1 Year            4.51%
                             5 Years           4.87%
                            10 Years           4.78%

[GRAPHIC OMITTED]
FEES AND EXPENSES OF THE FUND
-----------------------------

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's dividends. Other expenses include expenses such as transfer agency, custody, professional and registration fees. The fund has no sales charge but is subject to a 12b-1 service fee. The fund charges no redemption fees.


                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)
                  ---------------------------------------------


    Management fees                                           0.46%
    Service (12b-1) fees                                      0.15%(a)
    Other expenses                                            0.12%
    --------------                                            -----

    Total Annual Fund Operating Expenses                      0.73%


(a) Legg Mason Wood Walker, Incorporated has agreed to waive 0.05% of the 12b-1 service fee indefinitely, reducing total expenses from 0.73% to 0.68%.


Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

          1 Year          3 Years           5 Years          10 Years
          ------          -------           -------          --------
          $75             $233              $406             $906

[GRAPHIC OMITTED]
MANAGEMENT
----------

Manager and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

Western Asset Management Company ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105, is the fund's investment adviser. Western Asset is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $71 billion as of September 30, 2000.

For its services, the fund paid LMFA a fee of 0.46% of its average daily net assets for the fiscal year ended August 31, 2000. LMFA paid Western Asset a fee, which is calculated daily and payable monthly, equal to 30% of LMFA's fee.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under rule 12b-1 that allows it to pay distribution and/or shareholder service fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.

Under the plan, the fund may pay Legg Mason an annual fee equal to 0.15% of the fund's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the 12b-1 service fee indefinitely.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from the fund for those sales.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS") or another entity that has entered into an agreement with Legg Mason to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the fund to discuss which one might be appropriate for you.


Certain investment methods may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $500 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $500 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                          21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire         Call your financial  adviser or FIS at  1-800-822-5544
                          to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank directly.
                          Wire  transfers may be subject to a service  charge by
                          your bank.
--------------------------------------------------------------------------------
Internet or               FIS clients may  purchase  shares of the fund  through
TeleFund                  Legg       Mason's        Internet       site       at
                          http://www.leggmasonfunds.com  or through a  telephone
                          account     management     service    "TeleFund"    at
                          1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received in federal funds form, by either your Legg Mason Financial Advisor or the entity offering the fund, on any day that the New York Stock Exchange is open, will be processed as follows:


                         Shares will be  purchased      Such shares will
If the purchase order    at the net asset value         begin to earn
is received              next determined on             dividends on the

before 12:00 noon,       same day                       same day
Eastern time

12:00 noon or after,     same day                       next day
but before 4:00 p.m.,
Eastern time

after 4:00 p.m.,         next day                       next day
Eastern time

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call  your  financial  adviser  or FIS at  1-800-822-5544  or another authorized entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire  requests will be subject to a fee of $12. Be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------

Mail Send a letter to the fund requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when proceeds are to be paid to someone other than the accountholder may require a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers.

--------------------------------------------------------------------------------
Checkwriting       The fund offers a free  checkwriting  service.  You may write checks to  anyone  in  amounts  of $500 or more.  The  fund's transfer  agent  will  redeem  sufficient  shares  from  your account  to  pay  the  checks.  You  will  continue  to  earn dividends  on your  shares  until  the  check  clears  at the transfer  agent.  Please do not use your checks to close your account.
--------------------------------------------------------------------------------
Securities         Legg Mason has special  redemption  procedures  for investors
Purchases at       who wish to purchase  stocks,  bonds or other  securities  at
Legg Mason         Legg Mason.  Once you've placed an order for securities,  and have not indicated any other payment method, fund shares will be redeemed on the  settlement  date for the amount due. Fund shares may also be redeemed  to cover debit  balances in your brokerage account.
--------------------------------------------------------------------------------

The fund will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or another authorized entity offering the fund.


Redemption  orders  will  be  processed  promptly.   Generally,   proceeds  from
redemption orders received before 11:00 a.m., Eastern time, will be sent that same day. You will normally receive the proceeds within a week.


Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through authorized entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

ACCOUNT POLICIES
----------------

Calculation of net asset value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o    change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[GRAPHIC OMITTED]
SERVICES FOR INVESTORS
----------------------

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Premier Account status:

Legg Mason offers a Premier Asset Management Account, which allows you to combine your fund account with a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability, and unlimited checkwriting with no minimum check amount. Other services include the ability to automatically transfer free credit balances in your brokerage account to your fund account and the automatic redemption of fund shares to offset debit balances in your brokerage account. Legg Mason charges an annual fee for the Premier Account, which is currently $100 for individuals and $175 for corporations and businesses.

Exchange privilege:

Fund shares may be exchanged for shares of any of the other Legg Mason funds or the Bartlett funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' notice to shareholders.

[GRAPHIC OMITTED]
DISTRIBUTIONS AND TAXES
-----------------------

The fund declares dividends from its net investment income daily and pays them monthly. Your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash. To change your election, you must notify the fund at least 10 days before the next dividend is to be paid. The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gains, it will pay them at least once every twelve months. If the postal or other delivery service is unable to deliver your check, your dividend option will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks. You may request that your dividends be reinvested in shares of another Legg Mason fund.

Fund distributions of any net short-term capital gains are taxable to most investors, whether received in cash or reinvested in additional shares of the fund. Generally, those distributions will be taxable as ordinary income.

The sale or exchange of fund shares will not result in any gain or loss for the shareholder to the extent the fund maintains a stable share price of $1.00.

A tax statement is sent to each investor at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends payable to individuals, and certain other non-corporate shareholders, who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional
Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.

Year ended August 31,          2000           1999           1998           1997           1996

The following information reflects financial results for a single share of the fund:
Net asset value,
beginning of year              $1.00          $1.00          $1.00          $1.00          $1.00
                               ------------------------------------------------------------------
Income from
investment operations:

Net investment income           0.05           0.04           0.05           0.05           0.05

Dividends from net
investment income              (0.05)         (0.04)         (0.05)         (0.05)         (0.05)
                               ------------------------------------------------------------------

Net asset value,
end of year                    $1.00          $1.00          $1.00          $1.00          $1.00
                               ------------------------------------------------------------------
                               ------------------------------------------------------------------

Total return                    5.36%          4.46%          4.96%          4.84%          4.92%


Ratio / Supplemental Data:

Ratio of expenses to
average   net assets            0.68%          0.75%          0.78%          0.75%          0.70%

Ratio of net investment
income to average net assets    5.25%          4.37%          4.86%          4.73%          4.81%

Net assets, end of year
(in millions)                  $1,950         $1,777         $1,423         $1,343         $1,224


Legg Mason Cash Reserve Trust
-----------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) the prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland  21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-017                                               SEC file number: 811-2853